                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 41                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 41                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  September 26, 2007

It is proposed that this filing will become effective (check appropriate box)

     [x] immediately upon filing pursuant to paragraph (b)
     [ ] on (date), pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

The following documents are hereby incorporated by reference:

     * Prospectuses for the funds of the Registrant,  dated August 1, 2007 filed pursuant to Rule 485(b) on July 27, 2007  (Accession No.  0000908186-07-000070),
as supplemented August 3, 2007 (Accession No. 0000908186-07-000081).

September 26, 2007

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Capital Portfolios, Inc.
Equity Income Fund
Equity Index Fund
Large Company Value Fund
Mid Cap Value Fund
NT Large Company Value Fund
NT Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund
Value Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED AUGUST 1, 2007, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this statement of additional information we refer to American Century Capital Portfolios, Inc. as the corporation.

For accounting and performance purposes, the Real Estate fund is the post-reorganization successor to the RREEF Real Estate Securities Fund pursuant to a fund reorganization completed on June 13, 1997.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                           TICKER SYMBOL               INCEPTION DATE
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Equity Income
  Investor Class                       TWEIX                       08/01/1994
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  Institutional Class                  ACIIX                       07/08/1998
-------------------------------------------------------------------------------
  A Class                              TWEAX                       03/07/1997
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  B Class(1)                           AEKBX                       N/A
-------------------------------------------------------------------------------
  C Class                              AEYIX                       07/13/2001
-------------------------------------------------------------------------------
  R Class                              AEURX                       08/29/2003
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Equity Index
  Investor Class                       ACIVX                       02/26/1999
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  Institutional Class                  ACQIX                       02/26/1999
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Large Company Value
  Investor Class                       ALVIX                       07/30/1999
-------------------------------------------------------------------------------
  Institutional Class                  ALVSX                       08/10/2001
-------------------------------------------------------------------------------
  A Class                              ALAVX                       01/31/2003
-------------------------------------------------------------------------------
  B Class                              ALBVX                       01/31/2003
-------------------------------------------------------------------------------
  C Class                              ALPCX                       11/07/2001
-------------------------------------------------------------------------------
  R Class                              ALVRX                       08/29/2003
-------------------------------------------------------------------------------
  Advisor Class                        ALPAX                       10/26/2000
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Mid Cap Value
  Investor Class                       ACMVX                       03/31/2004
-------------------------------------------------------------------------------
  Institutional Class                  AVUAX                       08/02/2004
-------------------------------------------------------------------------------
  R Class                              AMVRX                       07/29/2005
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  Advisor Class                        ACLAX                       01/13/2005
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NT Large Company Value
  Institutional Class                  ACLLX                       05/12/2006
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NT Mid Cap Value
  Institutional Class                  ACLMX                       05/12/2006
-------------------------------------------------------------------------------
Real Estate
  Investor Class                       REACX                       09/21/1995
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  Institutional Class                  REAIX                       06/16/1997
-------------------------------------------------------------------------------
  A Class                              AREEX                       10/06/1998
-------------------------------------------------------------------------------
  B Class(1)                           ARYBX                       N/A
-------------------------------------------------------------------------------
  C Class(1)                           ARYCX                       N/A
-------------------------------------------------------------------------------
  R Class(1)                           AREWX                       N/A
-------------------------------------------------------------------------------
Small Cap Value
  Investor Class                       ASVIX                       07/31/1998
-------------------------------------------------------------------------------
  Institutional Class                  ACVIX                       10/26/1998
-------------------------------------------------------------------------------
  C Class                              ACVCX                       06/01/2001
-------------------------------------------------------------------------------
  Advisor Class                        ACSCX                       12/31/1999
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(1)  WE ANTICIPATE THAT THESE CLASSES WILL BE AVAILABLE FOR PURCHASE ON OR
     AFTER SEPTEMBER 28, 2007.

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FUND/CLASS                          TICKER SYMBOL                INCEPTION DATE
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Value
  Investor Class                       TWVLX                        09/01/1993
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  Institutional Class                  AVLIX                        07/31/1997
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  A Class                              TWADX                        10/02/1996
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  B Class                              ACBVX                        01/31/2003
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  C Class                              ACLCX                        06/04/2001
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  R Class                              AVURX                        07/29/2005
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FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Equity Income, Large Company Value, Mid Cap Value, NT Large Company Value, NT
Mid Cap Value, Small Cap Value and Value are each diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the
U.S. government and securities of other investment companies).

Equity Index and Real Estate are non-diversified as defined in the Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the S&P
500® Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund,

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the fund management teams may invest the assets of each fund in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Equity Income, Large Company
Value, Mid Cap Value, NT Large Company Value, NT Mid Cap Value, Real Estate,
Small Cap Value and Value funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested. However, under exceptional conditions, each fund except Equity Index may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The managers may use futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. The managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 6, FUTURES AND OPTIONS, page 10 and SHORT-TERM SECURITIES, page 14.

NT Large Company Value, NT Mid Cap Value and Real Estate do not invest in securities issued by companies assigned the Global Industry Classification
Standard (GICS) for the tobacco industry. If the issuer of a security held by one of these funds is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the applicable fund will sell the security as soon as reasonably possible.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that

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do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Debt Securities

Each of the funds may invest in debt securities. The primary or secondary investment objective of Equity Income, Large Company Value, Mid Cap Value, NT
Large Company Value, NT Mid Cap Value, Real Estate, Small Cap Value and Value is
income creation. As a result, these funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund, except Equity
Index, may invest up to 5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

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There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS, page 73.

If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the portfolio managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets. Portfolio managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, each fund, except for Equity Index, may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral or indices. For example, Standard & Poor's
Depositary Receipts, also known as "SPDRs", track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying

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instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalent Securities

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include common stock, preferred stock, securities convertible into common stock, stock futures contracts and stock index futures contracts.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in FOREIGN SECURITIES, page 8, are an example of the type of derivative security in which a fund might invest.

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Foreign Securities

The funds may invest the following portions of their assets in the securities of issuers located in developed foreign countries, including foreign governments and their agencies, when these securities meet their standards of selection:
Equity Income, Mid Cap Value, NT Mid Cap Value and Value up to 35%; and Large
Company Value, NT Large Company Value and Small Cap Value up to 20%. Equity
Index and Real Estate do not have a specific percentage limitation on investments in foreign securities. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include
Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany,
Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies.

Investments in foreign securities generally involve greater risks than investing in securities of domestic companies, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher

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trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 6.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolio managers do not

------

intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

------

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

------

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Investment in Issuers with Limited Operating Histories

Each fund may invest up to 5% of its assets in the equity securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

------

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

------

Restricted and Illiquid Securities

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

------

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following policies apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

------

SUBJECT                  POLICY
--------------------------------------------------------------------------------
Senior                   A fund may not issue senior securities, except as
Securities               permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                A fund may not borrow money, except that a fund
                         may borrow for temporary or emergency purposes
                         (not for leveraging or investment) in an amount
                         not exceeding 33-1/3% of the fund's total assets
                         (including the amount borrowed) less liabilities
                         (other than borrowings).
--------------------------------------------------------------------------------
Lending                  A fund may not lend any security or make any
                         other loan if, as a result, more than 33-1/3% of the
                         fund's total assets would be lent to other parties
                         except, (i) through the purchase of debt securities in
                         accordance with its investment objectives, policies
                         and limitations, or (ii) by engaging in repurchase
                         agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate              A fund may not purchase or sell real estate unless
                         acquired as a result of ownership of securities or
                         other instruments. This policy shall not prevent a
                         fund from investing in securities or other instruments
                         backed by real estate or securities of companies
                         that deal in real estate or are engaged in the real
                         estate business.
--------------------------------------------------------------------------------
Concentration            Equity Income, Large Company Value, Mid Cap
                         Value, NT Large Company Value, NT Mid Cap Value,
                         Small Cap Value and Value may not concentrate
                         their investments in securities of issuers in a
                         particular industry (other than securities issued or
                         guaranteed by the U.S. government or any of its
                         agencies or instrumentalities). Equity Index may
                         be concentrated to the extent that the S&P 500
                         is concentrated. Real Estate may concentrate its
                         investments in real estate securities.
--------------------------------------------------------------------------------
Underwriting             A fund may not act as an underwriter of securities
                         issued by others, except to the extent that the
                         fund may be considered an underwriter within
                         the meaning of the Securities Act of 1933 in the
                         disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities              A fund may not purchase or sell physical
                         commodities unless acquired as a result of
                         ownership of securities or other instruments,
                         provided that this limitation shall not prohibit the
                         fund from purchasing or selling options and futures
                         contracts or from investing in securities or other
                         instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control                  A fund may not invest for purposes of exercising
                         control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit these transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds'
investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, Equity Income,
Large Company Value, Mid Cap Value, NT Large Company Value, NT Mid Cap Value,
Small Cap Value and Value shall not purchase any securities that would cause 25%
or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

------

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Leveraging         A fund may not purchase additional investment
                   securities at any time when outstanding borrowings
                   exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15%
                   of its net assets would be invested in illiquid securities.
                   Illiquid securities include repurchase agreements not
                   entitling the holder to payment of principal and interest
                   within seven days, and securities that are illiquid by
                   virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short unless it owns or
                   has the right to obtain securities equivalent in kind and
                   amount to the securities sold short, and provided that
                   transactions in futures contracts and options are not
                   deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except
                   to obtain such short-term credits as are necessary
                   for the clearance of transactions, and provided that
                   margin payments in connection with futures contracts
                   and options on futures contracts shall not constitute
                   purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and        A fund may enter into futures contracts and write and
Options            buy put and call options relating to futures contracts.
                   A fund may not, however, enter into leveraged futures
                   transactions if it would be possible for the fund to lose
                   more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with       A fund may invest a portion of its assets in the equity
Limited            securities of issuers with limited operating histories.
Operating          An issuer is considered to have a limited operating
Histories          history if that issuer has a record of less than three
                   years of continuous operation. Periods of capital
                   formation, incubation, consolidations, and research
                   and development may be considered in determining
                   whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

For purposes of the funds' investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

------

Transactions with Subadvisor Affiliates

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor is a wholly owned subsidiary of J.P. Morgan Fleming Asset
Management Holdings, Inc. which is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPMorgan Chase). The subadvisor is a corporation organized under the laws of the State of Delaware and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at
522 Fifth Avenue, New York, New York 10036.

JPMorgan Chase, a bank holding company organized under the laws of the State of
Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
JPMorgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the Real Estate Fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund.
Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The Real Estate Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

------

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any
Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is shown in the Financial Highlights tables in that fund's prospectus.

Equity Index

Although Equity Index may sell securities regardless of how long they have been held, the fund generally sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the S&P 500 Index, the fund's target index. The Financial Highlights section of the prospectus shows historical turnover rates for the fund.

Large Company Value and NT Large Company Value

The portfolio managers of Large Company Value and NT Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated
objective of the fund. In order to achieve the fund's objective, the portfolio managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income. Higher turnover would generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

Other Funds

With respect to each other fund, the portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each other fund's portfolio turnover rates may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objectives, the portfolio managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

------

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

S&P 500® INDEX

The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's
(S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund except Equity Index may invest in securities that may not fit its investment objective or its stated market.
During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit;

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities; and

*  other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM),
a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February
2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC; Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to September 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

------

Officers
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November 2005
to present); General Counsel, ACC (March 2007 to present). Also serves as:
General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior
Vice President, ACIM, ACGIM and ACS
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS (the
Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through December
31, 2006, DST received $22,142,003 in fees from ACS. DST's revenue for the calendar year ended December 31, 2006, was approximately $2.24 billion.

Ms. Strandjord is a director of DST and a holder of 35,383 shares and possesses options to acquire an additional 55,875 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of
DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds has concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

------

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund directors in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Executive

MEMBERS: Donald H. Pratt, M. Jeannine Strandjord, Jonathan S. Thomas

FUNCTION: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------
COMMITTEE: Compliance and Shareholder Communications

MEMBERS: M. Jeannine Strandjord, Andrea C. Hall, Ph.D., James A. Olson

FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Audit

MEMBERS: Thomas A. Brown, Donald H. Pratt, Gale E. Sayers, Timothy S. Webster

FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

------

COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Andrea C. Hall, Ph.D., Gale E. Sayers

FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See NOMINATIONS OF DIRECTORS below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review

MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., James A.
Olson, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4

Nominations of Directors
--------------------------------------------------------------------------------

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy; and

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

------

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------
                                                       TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION        THE AMERICAN CENTURY
NAME OF DIRECTOR             FROM THE FUNDS(1)         FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown              $29,995                   $109,499
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.        $30,846                   $113,000
--------------------------------------------------------------------------------
D.D. (Del) Hock(3)           $30,846                   $113,000
--------------------------------------------------------------------------------
James A. Olson(4)            $15,187                   $55,875
--------------------------------------------------------------------------------
Donald H. Pratt              $40,616                   $148,500
--------------------------------------------------------------------------------
Gale E. Sayers               $29,202                   $106,750
--------------------------------------------------------------------------------
M. Jeannine Strandjord       $29,996                   $109,500
--------------------------------------------------------------------------------
Timothy S. Webster           $31,193                   $114,250
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     MARCH 31, 2007, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. BROWN,
     $18,999; DR. HALL, $101,500; MR. HOCK, $99,500; MR. OLSON, $55,875; MR.
     PRATT, $20,100, MR. SAYERS $0 AND MR. WEBSTER, $23,450.

(3)  MR. HOCK RETIRED FROM THE BOARD OF DIRECTORS ON JULY 27, 2007.

(4)  MR. OLSON JOINED THE ADVISORY BOARD ON JANUARY 1, 2006. HE JOINED THE
     BOARD OF DIRECTORS ON JULY 28, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

------

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2006, as shown in the table below.

                                            NAME OF DIRECTORS
--------------------------------------------------------------------------------
                             JAMES E.      JONATHAN S.   THOMAS A.   ANDREA C.
                             STOWERS, JR.   THOMAS       BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Income             A             A             C           E
--------------------------------------------------------------------------------
   Equity Index              A             A             C           A
--------------------------------------------------------------------------------
   Large Company Value       A             A             B           A
--------------------------------------------------------------------------------
   Mid Cap Value             A             A             C           A
--------------------------------------------------------------------------------
   NT Large
   Company Value             A             A             A           A
--------------------------------------------------------------------------------
   NT Mid Company Value      A             A             A           A
--------------------------------------------------------------------------------
   Real Estate               A             B             C           A
--------------------------------------------------------------------------------
   Small Cap Value           A             A             C           A
--------------------------------------------------------------------------------
   Value                     A             A             D           C
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities  in
all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies         D             E             E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                            NAME OF DIRECTORS
--------------------------------------------------------------------------------
                           JAMES A.  DONALD     GALE E.   M. JEANNINE   TIMOTHY
                           OLSON     H. PRATT   SAYERS    STRANDJORD    WEBSTER
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Income           A         A          A         A             C
--------------------------------------------------------------------------------
   Equity Index            A         A          A         A             A
--------------------------------------------------------------------------------
   Large Company Value     A         A          A         A             A
--------------------------------------------------------------------------------
   Mid Cap Value           A         A          A         A             C
--------------------------------------------------------------------------------
   NT Large
   Company Value           A         A          A         A             A
--------------------------------------------------------------------------------
   NT Mid Cap Value        A         A          A         A             A
--------------------------------------------------------------------------------
   Real Estate             A         E          A         D             A
--------------------------------------------------------------------------------
   Small Cap Value         A         A          A         A             C
--------------------------------------------------------------------------------
   Value                   A         D          A         E             A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities  in
all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies       D         E          E         E             E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment
Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

------

In addition, to avoid any potential conflict of interest that may arise when one
American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of
American Century "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semiannual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

------

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of August 14,
2007 are as follows:

*  Aetna, Inc.

*  American Fidelity Assurance Co.

*  AUL/American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Callan Associates, Inc.

*  Cambridge Financial Services, Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Consulting Services Group, LLC

*  CRA RogersCasey, Inc.

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Evaluation Associates, LLC

*  Evergreen Investments

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hammond Associates, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Life Insurance Company & Annuity Co.

*  Investors Securities Services, Inc.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Jeffrey Slocum & Associates, Inc.

------

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  Liberty Life Insurance Company

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Keegan & Co., Inc.

*  Morgan Stanley & Co., Inc.

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  National Life Insurance Company

*  Nationwide Financial

*  New England Pension Consultants

*  Northwestern Mutual Life Insurance Co.

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  Rocaton Investment Advisors, LLC

*  S&P Financial Communications

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

------

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 2, 2007, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund.

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                        OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  Investor Class
          Charles Schwab & Co., Inc.         22%                0%
          San Francisco, California

          National Financial                 9%                 0%
          Services Corp.
          New York, New York
--------------------------------------------------------------------------------
  Institutional Class
          Fidelity FIIOC TR                  28%                0%
          FBO Certain Employee
          Benefit Plans
          c/o Fidelity Investments
          Covington, Kentucky

          UBATCO & Co.                       23%                0%
          FBO College Savings Plan
          Lincoln, Nebraska

          Charles Schwab & Co. Inc.          8%                 0%
          San Francisco, California

          National Financial                 7%                 0%
          Services LLC
          New York, New York

          JPMorgan Chase TR                  7%                 0%
          Ericsson Capital Accumulation
          and Savings Plan
          Kansas City, Missouri
--------------------------------------------------------------------------------
  C Class
          None
--------------------------------------------------------------------------------
  R Class
          ING Life Insurance                 32%                0%
          and Annuity Co.
          Hartford, Connecticut

          Hartford Life Ins. Co.             24%                0%
          Hartford, Connecticut

          ING National Trust                 16%                0%
          Hartford, Connecticut

          Symetra Investment Services        9%                 0%
          Seattle, Washington
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  Advisor Class
          Charles Schwab & Co., Inc.        43%                0%
          San Francisco, California

          MLPF&S                            9%                 0%
          Jacksonville, Florida

          Delaware Charter                  6%                 0%
          Guarantee & Trust
          FBO Various Qualified Plans
          Des Moines, Iowa
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
  Investor Class
          Pershing LLC                      11%                0%
          Jersey City, New Jersey
--------------------------------------------------------------------------------
  Institutional Class
          Northwestern Mutual Life          13%                0%
          Milwaukee, Wisconsin

          JPMorgan Chase                    13%                0%
          Bank Trustee
          Texas Health Retirement
          Program
          Kansas City, Missouri

          JPMorgan Chase Bank TR            7%                 0%
          Newell Rubbermaid 401k
          Savings Plan and Trust
          Kansas City, Missouri

          JP Morgan Chase                   7%                 0%
          & Co TTEE
          Perot Systems Corp
          Retirement Saving Plan
          Kansas City, Missouri
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Investor Class
          Fidelity FIIOC TR                 19%                0%
          FBO Certain Employee
          Benefit Plans
          c/o Fidelity Investments
          Covington, Kentucky

          Saxon & Co.                       6%                 0%
          Philadelphia, Pennsylvania

          JP Morgan Chase                   5%                 0%
          Bank Trustee
          FBO Coca-Cola
          Enterprises, Inc.
          Matched Empl Svgs &
          Investment Plan
          Kansas City, Missouri

          Citigroup Global Markets Inc.     5%                 0%
          Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
  Institutional Class
          Saxon & Co.                       19%                0%
          Philadelphia, Pennsylvania
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Institutional Class
          JPMorgan Chase Bank Trustee       11%                0%
          FBO Toro Co. Investment
          Savings & Employee Stock
          Ownership Plan
          Kansas City, Missouri

          Mercer Trust Co TR FBO            8%                 0%
          Kinder Morgan Inc
          Savings Plan
          Norwood, Massachusetts

          JPMorgan Chase                    7%                 0%
          Bank Trustee
          Taylor Companies 401k
          and Profit Sharing Plans
          Kansas City, Missouri

          JPMorgan Chase as Trustee         7%                 0%
          FBO HP Hood LLC
          Retirement Savings Plan
          Kansas City, Missouri

          JP Morgan Chase                   6%                 0%
          Bank Trustee
          FBO Clarian Health Partners
          Defined Contribution Plan
          Kansas City, Missouri

          Fidelity FIIOC TR                 5%                 0%
          FBO Certain Employee
          Benefit Plans
          c/o Fidelity Investments
          Covington, Kentucky
--------------------------------------------------------------------------------
  A Class
          Charles Schwab & Co., Inc.        68%                0%
          San Francisco, California

          HUBCO                             6%                 0%
          Regions Financial Corporation
          Birmingham, Alabama
--------------------------------------------------------------------------------
  B Class
          MLPF&S Inc.                       8%                 0%
          Jacksonville, Florida
--------------------------------------------------------------------------------
  C Class
          MLPF&S, Inc.                      58%                0%
          Jacksonville, Florida
--------------------------------------------------------------------------------
  R Class
          ING Life Insurance and            64%                0%
          Annuity Co.
          Hartford, Connecticut

          ING National Trust                21%                0%
          Hartford, Connecticut

          Hartford Life Ins. Co.            10%                0%
          Hartford, Connecticut
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF      PERCENTAGE OF
                                              OUTSTANDING        OUTSTANDING
FUND/                                         SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                         OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Advisor Class
          TransAmerica Life                   14%                0%
          Insurance Company
          Cedar Rapids, Iowa

          Nationwide Insurance                13%                0%
          Co. Trust
          Columbus, Ohio

          National Financial Services LLC     8%                 0%
          New York, New York

          American Century Serv. Corp.        7%                 0%
          SchwabEn dash Moderately
          Aggressive Large Co. Value
          Advisor Omnibus
          Kansas City, Missouri

          American United Life                7%                 0%
          Group Retirement Annuity II
          Indianapolis, Indiana

          American Century Serv. Corp.        6%                 0%
          SchwabEn dash Aggressive
          Large Co. Value
          Advisor Omnibus
          Kansas City, Missouri
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
  Investor Class
          National Financial                  7%                 0%
          Services Corp
          New York, New York

          Charles Schwab & Co., Inc.          7%                 0%
          San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
          Trustees of American Century        35%                0%
          P/S & 401k Savings
          Plan & Trust
          Kansas City, Missouri

          Rockhurst University                26%                0%
          Endowment Fund
          Kansas City, Missouri

          UBS Securities LLC                  24%                0%
          Stamford, Connecticut

          Charles Schwab & Co., Inc.          7%                 0%
          San Francisco, California

          JPMorgan Chase TR                   7%                 0%
          American Century Executive
          Def Comp Plan Trust
          Kansas City, Missouri
--------------------------------------------------------------------------------
  R
          GPC Agent For                       19%                0%
          MFS Heritage Trust Co
          FBO Leach Wallace
          Associates, Inc. 401k
          Atlanta, Georgia

          GPC Agent For                       13%                0%
          MFS Heritage Trust Co
          FBO USU Charter FCU
          401K EE Ret Pl Svg.
          Atlanta, Georgia
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                        OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
  R
          GPC Agent For                      11%                0%
          MFS Heritage Trust Co
          FBO Electric Pump Inc
          401k Plan
          Atlanta, Georgia

          GPC Agent For                      10%                0%
          MFS Heritage Trust Co
          FBO Frankel Automotive
          Group 401k Plan
          Atlanta, Georgia

          GPC Agent For                      7%                 0%
          MFS Heritage Trust Co
          FBO Burrell Consulting
          Group Inc Plan
          Atlanta, Georgia
--------------------------------------------------------------------------------
  Advisor Class
          Charles Schwab & Co., Inc.         64%                0%
          San Francisco, California

          Commerce Trust                     7%                 0%
          Kansas City, Missouri

          Fifth Third Bank TTEE              6%                 0%
          FBO Van Dorn Demag Corp
          Cincinnati, Ohio

          DCGT Trustee & or Custodian        5%                 0%
          FBO Principal Financial Group
          Omnibus Qualified
          Des Moines, Iowa
--------------------------------------------------------------------------------
NT Large Company Value
--------------------------------------------------------------------------------
  Institutional Class
          American Century Serv Port         34%                34%
          LIVESTRONG(TM)
          2025 Portfolio
          NT Large Company
          Value Omnibus
          Kansas City, Missouri

          American Century Serv Corp         24%                24%
          LIVESTRONG(TM)
          2015 Portfolio
          NT Large Company
          Value Omnibus
          Kansas City, Missouri

          American Century Serv Corp         20%                20%
          LIVESTRONG(TM)
          2035 Portfolio
          NT Large Company
          Value Omnibus
          Kansas City, Missouri

          American Century Serv Corp         15%                15%
          LIVESTRONG(TM)
          2045 Portfolio
          NT Large Company
          Value Omnibus
          Kansas City, Missouri

          American Century Serv Corp         8%                 8%
          LIVESTRONG(TM)
          Income Portfolio
          NT Large Company
           Value Omnibus
          Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF       PERCENTAGE OF
                                            OUTSTANDING         OUTSTANDING
FUND/                                       SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                      OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
NT Mid Cap Value
--------------------------------------------------------------------------------
  Institutional Class
           American Century Serv Port       32%                 32%
           LIVESTRONG(TM)
           2025 Portfolio
           NT Mid Cap Value Omnibus
           Kansas City, Missouri

           American Century Serv Corp       24%                 24%
           LIVESTRONG(TM)
           2015 Portfolio
           NT Mid Cap Value Omnibus
           Kansas City, Missouri

           American Century Serv Corp       22%                 22%
           LIVESTRONG(TM)
           2035 Portfolio
           NT Mid Cap Value Omnibus
           Kansas City, Missouri

           American Century Serv Corp       16%                 16%
           LIVESTRONG(TM)
           2045 Portfolio
           NT Mid Cap Value Omnibus
           Kansas City, Missouri

           American Century Serv Corp       6%                  6%
           LIVESTRONG(TM)
           Income Portfolio
           NT Mid Cap Value Omnibus
           Kansas City, Missouri
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co., Inc.       10%                 0%
           San Francisco, California

           ICMA Retirement Trust-NAV        9%                  0%
           Washington, D.C.
           Pershing LLC                     5%                  0%
           Jersey City, New Jersey
--------------------------------------------------------------------------------
  Institutional Class
           FIIOC                            72%                 0%
           c/o Fidelity Investments
           Covington, Kentucky

           State Street Bank                7%                  0%
           & Trust Co TTEE
           FBO Towers Perrin
           Deferred PSP
           Westwood, Massachusetts
--------------------------------------------------------------------------------
  Advisor Class
           Charles Schwab & Co., Inc.       30%                 0%
           San Francisco, California

           Nationwide Trust Co. FSB         12%                 0%
           Columbus, Ohio

           American United Life             8%                  0%
           Group Retirement Annuity II
           Indianapolis, Indiana

           The Guardian Insurance &         7%                  0%
           Annuity Company Inc.
           Bethlehem, Pennsylvania

           Reliance Trust Company TR        5%                  0%
           FBO MetLife NAV Plans
           Greenwood Vlg, Colorado
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  Investor Class
          Delaware Charter Guar             9%                 0%
          & TR Co. Cust
          FBO Principal Financial Group
          Des Moines, Iowa

          Charles Schwab & Co., Inc.        7%                 0%
          San Francisco, California

          Amer United Life Ins              6%                 0%
          Co. Group
          Retirement Annuity
          Sep Acct II
          Indianapolis, Indiana

          Hartford Life Insurance           5%                 0%
          Company Sep
          Hartford, Connecticut
--------------------------------------------------------------------------------
  Institutional Class
          Fidelity FIIOC TR                 33%                0%
          FBO Certain Employee
          Benefit Plans
          c/o Fidelity Investments
          Covington, Kentucky

          MLPF&S                            13%                0%
          Jacksonville, Florida

          JPMorgan Chase & Co TTEE          6%                 0%
          Perot Systems Corp
          Retirement
          PS Employee Savings
          Plan & Trust
          Kansas City, Missouri

          Charles Schwab & Co., Inc.        6%                 0%
          San Francisco, California

          JPMorgan Chase                    5%                 0%
          Bank Trustee
          Hitachi Employee 401k
          Ret Plan
          Kansas City, Missouri

          JPMorgan Chase                    5%                 0%
          Bank Trustee
          St. Jude Medical Inc
          PS Employee Savings
          Plan & Trust
          Kansas City, Missouri
--------------------------------------------------------------------------------
  C Class
          None
--------------------------------------------------------------------------------
  Advisor Class
          Nationwide Trust                  27%                0%
          Company FSB
          Columbus, Ohio

          Hartford Life Insurance           17%                0%
          Company
          Hartford, Connecticut

          Delaware Charter                  13%                0%
          Guarantee & Trust
          FBO Principal Financial Group
          Des Moines, Iowa

          TransAmerica Life                 8%                 0%
          Insurance Company
          Cedar Rapids, Iowa
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  Advisor Class
           Saxon & Co.                       6%                  0%
           Philadelphia, Pennsylvania

           Delaware Charter                  6%                  0%
           Guarantee & Trust
           FBO Various Qualified Plans
           Des Moines, Iowa
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
  Institutional Class
           Mercer Trust Co Tr FBO            41%                 0%
           Bosch Savings Incentive Plan
           Norwood, Massachusetts

           State Street Bank & Trust TR      12%                 0%
           Lowes 401k Plan
           Westwood, Massachusetts

           JP Morgan Chase                   10%                 0%
           Bank Trustee
           Black & Veatch Employee
           Savings Plan
           Kansas City, Missouri

           Trustees of American              6%                  0%
           Century P/S &
           401k Savings Plan & Trust
           Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
           Charles Schwab & Co., Inc.        53%                 0%
           San Francisco, California

           FIIOC                             6%                  0%
           FBO Lindsay Manufacturing
           Covington, Kentucky
--------------------------------------------------------------------------------
  B Class
           MLPF&S, Inc.                      5%                  0%
           Jacksonville, Florida
--------------------------------------------------------------------------------
  C Class
           MLPF&S, Inc.                      17%                 0%
           Jacksonville, Florida
--------------------------------------------------------------------------------
  R Class
           Massachusetts Mutual              42%                 0%
           Life Insurance
           Springfield, Massachusetts

           Trustlynx & Co.                   28%                 0%
           Denver, Colorado

           State Street Bank Trust           26%                 0%
           Co Cust
           For Various Symetra
           Retirement Plans
           Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Advisor Class
          Nationwide Trust                  14%                0%
          Company FSB
          Columbus, Ohio

          Delaware Charter                  10%                0%
          Guarantee & Trust
          FBO Principal Financial Group
          Des Moines, Iowa

          Nationwide Insurance              9%                 0%
          Company QPVA
          Columbus, Ohio

          James B. Anderson TR              9%                 0%
          American Chamber of
          Commerce Execut. &
          Restated 401k Plan & Trust
          Springfield, Missouri

          Reliance Trust Co. TR             7%                 0%
          FBO Nav Plans
          Greenwood Vlg, Colorado

          Delware Charter                   6%                 0%
          Guarantee & Trust
          FBO Various Qualified Plans
          Des Moines, Iowa
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the corporation. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of July 2, 2007, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

------

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in each fund's prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below.
This formula takes into account all of the advisor's assets under management in the fund's investment strategy (strategy assets). Strategy assets include assets of the fund and certain assets of other clients of the advisor outside the
American Century fund family that use very similar investment teams and strategies. For a fund with a corresponding NT fund, strategy assets for both funds also include the assets of the other. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

FUND               CLASS                        PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Equity Income      Investor, A, B, C and R      1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% of the next $5.0 billion
                                                0.80% over $15.0 billion
                   -------------------------------------------------------------
                   Institutional                0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $15.0 billion
--------------------------------------------------------------------------------
Equity Index       Investor                     0.490% of the first $1.0 billion
                                                0.470% of the next $1.0 billion
                                                0.455% of the next $1.0 billion
                                                0.445% of the next $1.0 billion
                                                0.435% of the next $1.0 billion
                                                0.430% over $5.0 billion
                   -------------------------------------------------------------
                   Institutional                0.290% of the first $1.0 billion
                                                0.270% of the next $1.0 billion
                                                0.255% of the next $1.0 billion
                                                0.245% of the next $1.0 billion
                                                0.235% of the next $1.0 billion
                                                0.230% over $5.0 billion
--------------------------------------------------------------------------------
Large              Investor, A, B, C, R         0.90% of first $1 billion
Company            and Advisor                  0.80% of the next $4 billion
Value                                           0.70% over $5 billion
                   -------------------------------------------------------------
                   Institutional                0.70% of first $1 billion
                                                0.60% of the next $4 billion
                                                0.50% over $5 billion
--------------------------------------------------------------------------------

------

FUND              CLASS                         PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Mid Cap           Investor, R and Advisor       1.00%
Value             --------------------------------------------------------------
                  Institutional                 0.80%
--------------------------------------------------------------------------------
NT Large          Institutional                 0.70% of first $1 billion
Company                                         0.60% of the next $4 billion
Value                                           0.50% over $5 billion
--------------------------------------------------------------------------------
NT Mid            Institutional                 0.80%
Cap Value
--------------------------------------------------------------------------------
Real Estate       Investor, A, B, C and R       1.20% of first $100 million
                                                1.15% of the next $900 million
                                                1.10% of the next $1.0 billion
                                                1.05% over $2.0 billion
                  --------------------------------------------------------------
                  Institutional                 1.00% of first $100 million
                                                0.95% of the next $900 million
                                                0.90% of the next $1.0 billion
                                                0.85% over $2.0 billion
--------------------------------------------------------------------------------
Small Cap         Investor, C and Advisor       1.25% of the first $2.5 billion
Value                                           1.00% over $2.5 billion
                  --------------------------------------------------------------
                  Institutional                 1.05% of the first $2.5 billion
                                                0.80% over $2.5 billion
--------------------------------------------------------------------------------
Value             Investor, A, B, C and R       1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $2.5 billion
                                                0.85% over $7.5 billion
                  --------------------------------------------------------------
                  Institutional                 0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% over $7.5 billion
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

------

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business, whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended March
31, 2007, 2006 and 2005 are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND/CLASS                     2007               2006               2005
--------------------------------------------------------------------------------
Equity Income                  $51,707,703        $46,351,964        $32,736,171
--------------------------------------------------------------------------------
Equity Index                   $3,355,819         $2,783,794         $3,225,669
--------------------------------------------------------------------------------
Large Company Value            $18,281,944        $14,026,998        $7,913,649
--------------------------------------------------------------------------------
Mid Cap Value                  $2,390,210         $917,499           $272,297
--------------------------------------------------------------------------------
NT Large Company Value         $336,337           N/A                N/A
--------------------------------------------------------------------------------
NT Mid Cap Value               $192,541           N/A                N/A
--------------------------------------------------------------------------------
Real Estate                    $20,280,190        $12,118,199        $7,025,450
--------------------------------------------------------------------------------
Small Cap Value                $24,739,671        $24,513,482        $22,221,894
--------------------------------------------------------------------------------
Value                          $28,453,054        $27,601,592        $26,177,471
--------------------------------------------------------------------------------

------

SUBADVISORS

Equity Index Fund

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently,
Northern Trust Investments, N.A. (NTI) serves as subadvisor to the Equity Index
Fund under a subadvisory agreement between the advisor and NTI dated August 1,
2007. The subadvisory agreement continues in effect until July 31, 2009 and thereafter so long as its continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days'
written notice by NTI, the advisor, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of (i)
its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that NTI will make investment decisions for the Equity Index Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays
NTI a monthly fee at an annual rate of 0.02% of the fund's average daily net assets up to $500 million, and 0.01% of the average daily net assets over $500 million.

During the period from the Equity Index Fund's inception to July 31, 2007,
Barclays Global Fund Advisors (BGFA) served as the fund's subadvisor. For the fiscal years ended March 31, 2007, 2006 and 2005, the advisor paid BGFA subadvisory fees as listed in the following table:

SUBADVISORY FEES
--------------------------------------------------------------------------------
2007                                                                    $211,827
--------------------------------------------------------------------------------
2006                                                                    $198,001
--------------------------------------------------------------------------------
2005                                                                    $195,452
--------------------------------------------------------------------------------

Real Estate Fund

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, J.P.
Morgan Investment Management, Inc. (JPMIM) serves as subadvisor to the Real
Estate Fund under a subadvisory agreement between the advisor and JPMIM dated
January 1, 2000, that was approved by shareholders on December 17, 1999. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days'
written notice by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or JPMIM, and will terminate automatically in the event of
(i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

------

The subadvisory agreement provides that JPMIM will make investment decisions for the Real Estate Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's average daily net assets up to $500 million, 0.400% of the average daily net assets of the next
$500 million, 0.350% of the average daily net assets of the next $1.250 billion, and 0.330% of the average daily net assets over $2.250 billion.

For the fiscal years ended March 31, 2007, 2006 and 2005 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2007                                                                  $8,000,991
--------------------------------------------------------------------------------
2006                                                                  $4,799,550
--------------------------------------------------------------------------------
2005                                                                  $2,836,427
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Equity Income Fund, Large Company Value Fund, Mid Cap Value Fund, NT Large
Company Value Fund, NT Mid Cap Value Fund, Small Cap Value Fund and Value Fund

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                              REGISTERED                         OTHER
                              INVESTMENT       OTHER             ACCOUNTS
                              COMPANIES        POOLED            (E.G., SEPARATE
                              (E.G., OTHER     INVESTMENT        ACCOUNTS AND
                              AMERICAN         VEHICLES (E.G.,   CORPORATE
                              CENTURY          COMMINGLED        ACCOUNTS
                              FUNDS AND        TRUSTS AND        INCLUDING
                              AMERICAN         529               INCUBATION
                              CENTURY -        EDUCATION         STRATEGIES AND
                              SUBADVISED       SAVINGS           CORPORATE
                              FUNDS)           PLANS)            MONEY)
--------------------------------------------------------------------------------
EQUITY INCOME
--------------------------------------------------------------------------------
PHILLIP N.  NUMBER OF OTHER   7                0                 2
DAVIDSON    ACCOUNTS MANAGED
            --------------------------------------------------------------------
            ASSETS IN OTHER   $6,771,646,359   N/A               $137,580,816
            ACCOUNTS MANAGED
--------------------------------------------------------------------------------
SCOTT A.    NUMBER OF OTHER   7                0                 2
MOORE       ACCOUNTS MANAGED
            --------------------------------------------------------------------
            ASSETS IN OTHER   $6,771,646,359   N/A               $137,580,816
            ACCOUNTS MANAGED
--------------------------------------------------------------------------------
KEVIN       NUMBER OF OTHER   0                0                 0
TONEY       ACCOUNTS MANAGED
            --------------------------------------------------------------------
            ASSETS IN OTHER   N/A              N/A               N/A
            ACCOUNTS MANAGED
--------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                REGISTERED                          OTHER
                                INVESTMENT        OTHER             ACCOUNTS
                                COMPANIES         POOLED            (E.G., SEPARATE
                                (E.G., OTHER      INVESTMENT        ACCOUNTS AND
                                AMERICAN          VEHICLES (E.G.,   CORPORATE
                                CENTURY           COMMINGLED        ACCOUNTS
                                FUNDS AND         TRUSTS AND        INCLUDING
                                AMERICAN          529               INCUBATION
                                CENTURY -         EDUCATION         STRATEGIES AND
                                SUBADVISED        SAVINGS           CORPORATE
                                FUNDS)            PLANS)            MONEY)
-----------------------------------------------------------------------------------
Large Company Value
-----------------------------------------------------------------------------------
Charles A.   Number of Other    9                 0                 3
Ritter       Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $2,184,197,537    N/A               $264,486,598
             Accounts Managed
-----------------------------------------------------------------------------------
Brendan      Number of Other    9                 0                 3
Healy        Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $2,184,197,537    N/A               $264,486,598
             Accounts Managed
-----------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------
Phillip N.   Number of Other    7                 0                 2
Davidson     Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $13,140,396,622   N/A               $137,580,816
             Accounts Managed
-----------------------------------------------------------------------------------
Scott A.     Number of Other    7                 0                 2
Moore        Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $13,140,396,622   N/A               $137,580,816
             Accounts Managed
-----------------------------------------------------------------------------------
Michael      Number of Other    6                 0                 2
Liss         Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $6,427,605,926    N/A               $137,580,816
             Accounts Managed
-----------------------------------------------------------------------------------
NT Large Company Value
-----------------------------------------------------------------------------------
Charles A.   Number of Other    9                 0                 3
Ritter       Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $4,816,765,034    N/A               $264,486,598
             Accounts Managed
-----------------------------------------------------------------------------------
Brendan      Number of Other    9                 0                 3
Healy        Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $4,816,765,034    N/A               $264,486,598
             Accounts Managed
-----------------------------------------------------------------------------------
NT Mid Cap Value
-----------------------------------------------------------------------------------
Phillip N.   Number of Other    7                 0                 2
Davidson     Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $13,448,835,994   N/A               $137,580,816
             Accounts Managed
-----------------------------------------------------------------------------------
Scott A.     Number of Other    7                 0                 2
Moore        Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $13,448,835,994   N/A               $137,580,816
             Accounts Managed
-----------------------------------------------------------------------------------
Michael      Number of Other    6                 0                 2
Liss         Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other    $6,736,045,298    N/A               $137,580,816
             Accounts Managed
-----------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                  REGISTERED                          OTHER
                                  INVESTMENT        OTHER             ACCOUNTS
                                  COMPANIES         POOLED            (E.G., SEPARATE
                                  (E.G., OTHER      INVESTMENT        ACCOUNTS AND
                                  AMERICAN          VEHICLES (E.G.,   CORPORATE
                                  CENTURY           COMMINGLED        ACCOUNTS
                                  FUNDS AND         TRUSTS AND        INCLUDING
                                  AMERICAN          529               INCUBATION
                                  CENTURY -         EDUCATION         STRATEGIES AND
                                  SUBADVISED        SAVINGS           CORPORATE
                                  FUNDS)            PLANS)            MONEY)
-------------------------------------------------------------------------------------
Small Cap Value
-------------------------------------------------------------------------------------
Benjamin       Number of Other    1                 0                 4
Z. Giele       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $83,242,829       N/A               $203,512,099
               Accounts Managed
-------------------------------------------------------------------------------------
Steve Roth     Number of Other    1                 0                 4
               Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $83,242,829       N/A               $203,512,099
               Accounts Managed
-------------------------------------------------------------------------------------
Value
-------------------------------------------------------------------------------------
Phillip N.     Number of Other    7                 0                 2
Davidson       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $10,346,125,460   N/A               $137,580,816
               Accounts Managed
-------------------------------------------------------------------------------------
Scott A.       Number of Other    7                 0                 2
Moore          Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $10,346,125,460   N/A               $137,580,816
               Accounts Managed
-------------------------------------------------------------------------------------
Michael Liss   Number of Other    6                 0                 2
               Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $3,633,334,764    N/A               $137,580,816
               Accounts Managed
-------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

------

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information (other than NT Large Company Value and NT Mid Cap Value), investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as NT Large Company Value and NT Mid
Cap Value, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios.
Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for NT Large Company
Value and NT Mid Cap Value.

------

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2007, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Equity Income
        Phillip N. Davidson        F
--------------------------------------------------------------------------------
        Scott A. Moore             C
--------------------------------------------------------------------------------
        Kevin Toney                E
--------------------------------------------------------------------------------
Large Company Value
        Charles A. Ritter          E
--------------------------------------------------------------------------------
        Brendan Healy              E
--------------------------------------------------------------------------------
Mid Cap Value
        Phillip N. Davidson        E
--------------------------------------------------------------------------------
        Scott A. Moore             E
--------------------------------------------------------------------------------
        Michael Liss               C
--------------------------------------------------------------------------------
NT Large Company Value
        Charles A. Ritter(1)       A
--------------------------------------------------------------------------------
        Brendan Healy(1)           A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH FUND.

------

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
NT Mid Cap Value
       Phillip N. Davidson(1)      A
--------------------------------------------------------------------------------
       Scott A. Moore(1)           A
--------------------------------------------------------------------------------
       Michael Liss(1)             A
--------------------------------------------------------------------------------
Small Cap Value
       Benjamin Z. Giele           E
--------------------------------------------------------------------------------
       Steve Roth                  C
--------------------------------------------------------------------------------
Value
       Phillip N. Davidson         C
--------------------------------------------------------------------------------
       Scott A. Moore              E
--------------------------------------------------------------------------------
       Michael Liss                E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $(1)-$(1)0,000; C - $(1)0,00(1)-$50,000; D -
$50,00(1)-$(1)00,000; E - $(1)00,00(1)-$500,000; F - $500,00(1)-$(1),000,000; G
- MORE THAN $(1),000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH FUND.

Equity Index Fund

The information under this heading has been provided by NTI, the subadvisor for the Equity Index Fund.

Other Accounts Managed

The individuals named as portfolio managers in the prospectus were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Equity Index Fund, as indicated in the table below. None of these portfolios or accounts has an advisory fee based on the performance of the portfolio or account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                               OTHER
                              REGISTERED       POOLED
                              INVESTMENT       INVESTMENT       OTHER
                              COMPANIES        VEHICLES         ACCOUNTS
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
Chad M.    Number of Other    18               30               74
Rakvin     Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $15,045,355,481  $72,543,888,865  $48,055,518,853
           Accounts Managed
--------------------------------------------------------------------------------
Brent D.   Number of Other    18               30               74
Reeder     Accounts Managed
           Assets in Other    $15,045,355,481  $72,543,888,865  $48,055,518,853
           Accounts Managed
--------------------------------------------------------------------------------

Potential Conflicts of Interest

NTI's portfolio managers are often responsible for managing one or more portfolios, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation

------

of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The portfolio managers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. NTI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition,
NTI has adopted policies limiting the circumstances under which cross-trades may be effected. NTI conducts periodic reviews of trades for consistency with these policies.

Compensation

Compensation for NTI index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of Northern Trust Corporation, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager's performance and contribution to his or her respective team. For NTI index portfolio managers, the annual incentive award is not based on performance of the Portfolios or the amount of assets held in the Portfolios. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Ownership of Securities

As of March 31, 2007, the fund's most recent fiscal year end, the portfolio managers beneficially owned no shares of the fund.

Real Estate Fund

The information under this heading has been provided by JPMIM, the subadvisor for the Real Estate Fund.

Other Accounts Managed

The portfolio manager also is responsible for the day-to-day management of other accounts, as indicated by the following table.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                                   OTHER
                                   REGISTERED      POOLED
                                   INVESTMENT      INVESTMENT      OTHER
                                   COMPANIES       VEHICLES        ACCOUNTS(1)
------------------------------------------------------------------------------
Real Estate
------------------------------------------------------------------------------
Scott W.     Number of Other       2               8               6
Blasdell     Accounts Managed
             -----------------------------------------------------------------
             Assets in Other       $179.5          $625.5          $352.9
             Accounts Managed
             ($mm)
------------------------------------------------------------------------------
Kay Herr     Number of Other       2               8               6
             Accounts Managed
             -----------------------------------------------------------------
             Assets in Other       $179.5          $625.5          $352.9
             Accounts Managed
             ($mm)
------------------------------------------------------------------------------

(1)  ONE OF THE FOUR OTHER ACCOUNTS, TOTALING $238.3 MM IN ASSETS, HAS AN
     ADVISORY FEE THAT IS BASED ON THE PERFORMANCE OF THE ACCOUNT.

------

Potential Conflicts of Interest

The chart above shows the number, type and market value as of March 31, 2007, of the accounts other than the fund that are managed by the fund's portfolio managers. The potential material conflicts of interest that may arise in connection with the portfolio managers' management of the fund and the management of their other accounts include:

(1)  A conflict between investment strategy of the fund and the investment strategy of the other accounts managed by the portfolio manager.

(2)  A conflict in allocation of investment opportunities between the fund and the other accounts managed by the portfolio manager. However, the subadvisor's allocation practices are designed to achieve fair and equitable allocation of investment opportunities among its clients over time. Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the subadvisor's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. For equity securities, partially completed orders generally will be allocated among accounts with similar investment objectives and strategies on a pro-rata average price basis, subject to certain limited exceptions. One such exception provides that if an allocation results in a de minimis allocation relative to the size of the account or its investment strategy, the allocation may be reallocated to other accounts. While aggregation of the fund's order for a security with orders for the subadvisor's other clients seeks to achieve an equitable allocation of the order between the fund and the subadvisor's other clients, it may adversely affect the size of the position the fund may obtain or the price paid or received by the fund.

(3)  The fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio managers.
     As a consequence of this difference in regulatory requirements, the fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio managers.

Compensation

The subdvisor's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the subadvisor's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Ownership of Securities

As of March 31, 2007, the fund's most recent fiscal year end, the portfolio managers beneficially owned no shares of the fund.

------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 41.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 41. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. Goldman, Sachs & Co., 85 Broad Street, New
York, New York 10004, maintains custody accounts for the safekeeping of futures trading margin for all funds except Equity Index and Real Estate. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

------

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because the information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds.
Because NT Large Company Value Fund and NT Mid Cap Value Fund were not in operation as of the fiscal year end, they are not included in the table below.

In the fiscal years March 31, 2007, 2006, and 2005, the brokerage commissions of each fund are listed in the following table:

FUND                           2007               2006               2005
--------------------------------------------------------------------------------
Equity Income                  $5,352,613         $5,328,101         $5,498,584
--------------------------------------------------------------------------------
Equity Index                   $29,017            $88,426            $43,485
--------------------------------------------------------------------------------
Large Company Value            $322,466           $360,868           $409,532
--------------------------------------------------------------------------------
Mid Cap Value                  $442,989           $222,402           $80,775
--------------------------------------------------------------------------------
NT Large Company Value         $12,198            N/A                N/A
--------------------------------------------------------------------------------
NT Mid Cap Value               $45,629            N/A                N/A
--------------------------------------------------------------------------------
Real Estate                    $7,729,724         $5,068,027         $3,465,071
--------------------------------------------------------------------------------
Small Cap Value                $2,924,130         $2,724,024         $3,445,890
--------------------------------------------------------------------------------
Value                          $3,086,940         $4,248,322         $5,351,928
--------------------------------------------------------------------------------

The funds' distributor (ACIS) and investment advisor (ACGIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan Securities Inc. (JPMS), the following brokerage commissions for the fiscal years ended March 31, 2007, 2006 and 2005.

                                  ----------------------------------------------
                                  2007              2006                2005
--------------------------------------------------------------------------------
FUND                              JPMS              JPMS                JPMS
--------------------------------------------------------------------------------
Equity Income                     $6,707            $18,932              $13,368
--------------------------------------------------------------------------------
Equity Index                      -                 -                    -
--------------------------------------------------------------------------------
Large Company Value               $464              $536                 $476
--------------------------------------------------------------------------------
Mid Cap Value                     $929              $92                  $141
--------------------------------------------------------------------------------
NT Large Company Value            -                 N/A                  N/A
--------------------------------------------------------------------------------
NT Mid Cap Value                  $20               N/A                  N/A
--------------------------------------------------------------------------------
Real Estate                       -                 -                    -
--------------------------------------------------------------------------------
Small Cap Value                   $2,400            -                    $6,806
--------------------------------------------------------------------------------
Value                             $3,835            $3,640               $7,391
--------------------------------------------------------------------------------

------

For the fiscal year ended March 31, 2007, the following table shows the percentage of each fund's aggregate brokerage commissions paid to JPMS and the percentage of each fund's aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS.

                                   --------------------------------------------
                                                                  PERCENTAGE OF
                                       PERCENTAGE                 DOLLAR AMOUNT
                                       OF BROKERAGE               OF PORTFOLIO
                                       COMMISSIONS                TRANSACTIONS
-------------------------------------------------------------------------------
FUND                                  JPMS                         JPMS
-------------------------------------------------------------------------------
Equity Income                         0.12%                         0.05%
-------------------------------------------------------------------------------
Equity Index                          -                             -
-------------------------------------------------------------------------------
Large Company Value                   0.14%                         0.16%
-------------------------------------------------------------------------------
Mid Cap Value                         0.21%                         0.05%
-------------------------------------------------------------------------------
NT Large Company Value                -                             -
-------------------------------------------------------------------------------
NT Mid Cap Value                      0.04%                         0.03%
-------------------------------------------------------------------------------
Real Estate                           -                             -
-------------------------------------------------------------------------------
Small Cap Value                       0.08%                         0.07%
-------------------------------------------------------------------------------
Value                                 0.12%                         0.05%
-------------------------------------------------------------------------------

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                      VALUE OF SECURITIES
FUND                 BROKER, DEALER OR PARENT         OWNED AS OF MARCH 31, 2007
--------------------------------------------------------------------------------
Equity Income        Bank of America Corp.            $196,906,588
                     -----------------------------------------------------------
                     Deutsche Bank AG                 $103,758,656
                     -----------------------------------------------------------
                     Morgan Stanley                   $91,758,166
                     -----------------------------------------------------------
                     Lehman Brothers Holdings         $72,363,779
                     -----------------------------------------------------------
                     Wachovia Bank N.A.               $52,139,247
                     -----------------------------------------------------------
                     Credit Suisse Group              $35,749,433
                     -----------------------------------------------------------
                     Goldman Sachs Group Inc.         $10,024,630
                     -----------------------------------------------------------
                     Merrill Lynch & Co., Inc.        $3,888,619
--------------------------------------------------------------------------------

------

                                                     VALUE OF SECURITIES
FUND               BROKER, DEALER OR PARENT          OWNED AS OF MARCH 31, 2007
--------------------------------------------------------------------------------
Equity Index       Citigroup, Inc.                   $20,360,055
                   -------------------------------------------------------------
                   Bank of America Corp.             $18,467,403
                   -------------------------------------------------------------
                   Wachovia Corp.                    $8,480,011
                   -------------------------------------------------------------
                   Merrill Lynch & Co., Inc.         $5,834,178
                   -------------------------------------------------------------
                   Goldman Sachs Group Inc.          $6,931,402
                   -------------------------------------------------------------
                   Morgan Stanley                    $6,774,384
                   -------------------------------------------------------------
                   Lehman Brothers Holdings, Inc.    $2,994,582
                   -------------------------------------------------------------
                   Charles Schwab Corp.              $1,508,980
                   -------------------------------------------------------------
                   Ameriprise Financial Inc.         $1,115,430
                   -------------------------------------------------------------
                   Fiserv Inc.                       $741,726
                   -------------------------------------------------------------
                   E*Trade Financial Corp.           $730,647
--------------------------------------------------------------------------------
Large Company      Citigroup Inc.                    $125,192,590
Value              -------------------------------------------------------------
                   Bank of America Corp.             $90,208,462
                   -------------------------------------------------------------
                   Morgan Stanley                    $44,507,276
                   -------------------------------------------------------------
                   Merrill Lynch                     $42,109,052
                   -------------------------------------------------------------
                   Wachovia Corp.                    $41,463,660
                   -------------------------------------------------------------
                   Fiserv Inc.                       $14,161,714
--------------------------------------------------------------------------------
Mid Cap Value      None
--------------------------------------------------------------------------------
NT Large           Citigroup Inc.                    $3,444,914
Company Value      -------------------------------------------------------------
                   Bank of America Corp.             $2,479,572
                   -------------------------------------------------------------
                   Morgan Stanley                    $1,220,780
                   -------------------------------------------------------------
                   Wachovia Corp.                    $1,145,040
                   -------------------------------------------------------------
                   Merrill Lynch & Co., Inc.         $1,127,046
                   -------------------------------------------------------------
                   Fiserv Inc.                       $382,032
--------------------------------------------------------------------------------
NT Mid Cap         None
Value
--------------------------------------------------------------------------------
Real Estate        None
--------------------------------------------------------------------------------
Small Cap          None
Value
--------------------------------------------------------------------------------
Value              Bank of America Corp.             $147,456,729
                   -------------------------------------------------------------
                   Citigroup, Inc.                   $33,502,122
                   -------------------------------------------------------------
                   Merrill Lynch & Co., Inc.         $15,253,996
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

------

The assets belonging to each series are held separately by the custodian, and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective series, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares: Investor Class, Institutional Class, A Class, B
Class, C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B, C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C, R and Advisor Classes is the same as for
Investor Class, but the A, B, C, R and Advisor Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A
Class Plan, B Class Plan, C Class Plan, R Class Plan and Advisor Class Plan,
respectively, and collectively, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R Class Plan and Advisor
Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including

------

a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the A Class Plan was:

     Large Company Value           $575,638
     Value                         $167,555

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

------

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services,

------

including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the B
Class Plan was:

     Large Company Value           $166,291
     Value                          $72,697

Because the B Classes of Equity Income and Real Estate were not in operation as of the fiscal year end, they are not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel)
who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensating and pyaing expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

------

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the C Class Plan was:

     Equity Income               $1,098,109
     Large Company Value           $664,965
     Small Cap Value                $35,293
     Value                         $205,960

Because the C Class of Real Estate was not in operation as of the fiscal year end, it is not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

------

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The

------

distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the R
Class Plan was:

     Equity Income               $163,176
     Large Company Value          $68,920
     Mid Cap Value                   $751
     Value                           $886

Because the R Class of Real Estate was not in operation as of the fiscal year end, it is not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

------

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the
Advisor Class Plan was:

     Equity Income               $5,080,684
     Large Company Value         $1,160,782
     Mid Cap Value                  $63,476
     Real Estate                 $2,026,200
     Small Cap Value             $2,165,348
     Value                       $1,162,100

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in paymnet for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

------

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

     Equity Income            $2,540,342
     Large Company Value        $580,391
     Mid Cap Value               $31,738
     Real Estate              $1,013,100
     Small Cap Value          $1,082,674
     Value                      $581,050

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

------

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

     Equity Income                 $2,540,342
     Large Company Value             $580,391
     Mid Cap Value                    $31,738
     Real Estate                   $1,013,100
     Small Cap Value               $1,082,674
     Value                           $581,050

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Classes of Equity Income, Real Estate and
Value were either renamed A Class or combined with an existing A Class and became subject to the A Class Plan.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Employer-sponsored retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

------

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended March 31, 2007, were:

     Large Company Value            $1

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended March 31, 2007, were:

     Large Company Value         $33,279
     Value                       $18,775

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended March 31, 2007, were:

     Equity Income               $18,386
     Large Company Value          $2,971
     Value                        $4,528

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
Less than $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
Greater than $10,000,000                                       0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored retirement plans.

------

Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401k plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

------

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND
                                             RETIREMENT PLANS      ROTH IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)    Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased with         Yes, for plans        Yes
dealer concessions and sales charge          under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased with         Yes, for plans        Yes
dealer concessions and CDSC(2)               under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased with         Yes                   No
no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006 MAY MAKE ADDITIONAL
     PURCHASES.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the NYSE), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities

------

for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued as determined according to procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, these calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings

------

will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.
Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of March 31, 2007, the fund in the table below had the following capital loss carryover, which expires in the years and amounts listed. The other funds have no capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND         2008          2009           2010           2011          2012        2013          2014
----------------------------------------------------------------------------------------------------------
Equity  ($2,917,398)  ($10,639,477)  ($49,081,742)  ($1,957,751)  ($1,992,016) ($5,270,954)  ($8,160,050)
Index
----------------------------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit
(REMIC) (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business inclusion income, thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

------

FINANCIAL STATEMENTS

The funds' financial statements have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Report of Independent
Registered Public Accounting Firm and the financial statements included in the annual reports of these funds for the fiscal year ended March 31, 2007, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA            This is the highest rating assigned by S&P to a debt
               obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA             Debt rated in this category is considered to have a very
               strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A              Debt rated A has a strong capacity to pay interest and
               repay principal, although it is somewhat more susceptible
               to the adverse effects of changes in circumstances and
               economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this category is regarded as having an
               adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more
               likely to lead to a weakened capacity to pay interest and
               repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having
               significant speculative characteristics.
--------------------------------------------------------------------------------
BB             Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse
               business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB
               rating.
--------------------------------------------------------------------------------
B              Debt rated in this category is more vulnerable to
               nonpayment than obligations rated BB, but currently has
               the capacity to pay interest and repay principal. Adverse
               business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and
               repay principal.
--------------------------------------------------------------------------------
CCC            Debt rated in this category is currently vulnerable to
               nonpayment and is dependent upon favorable business,
               financial, and economic conditions to meet timely payment
               of interest and repayment of principal. In the event of
               adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
               The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-
               rating.
--------------------------------------------------------------------------------
CC             Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
               subordinated to senior debt that is assigned an actual or
               implied CCC rating.
--------------------------------------------------------------------------------
C              The rating C typically is applied to debt subordinated
               to senior debt, and is currently highly vulnerable to
               nonpayment of interest and principal. This rating may be
               used to cover a situation where a bankruptcy petition has
               been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D              Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not
               made on the date due even if the applicable grace period
               has not expired, unless S&P believes that such payments
               will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa            This is the highest rating assigned by Moody's to a debt
               obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa             Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
               Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A              Debt rated in this category possesses many favorable
               investment attributes and is to be considered as upper-
               medium-grade debt. Although capacity to pay interest and
               repay principal are considered adequate, it is somewhat
               more susceptible to the adverse effects of changes in
               circumstances and economic conditions than debt in higher-
               rated categories.
--------------------------------------------------------------------------------
Baa            Debt rated in this category is considered as medium-grade
               debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
               parameters, adverse economic conditions or changing
               circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is
               regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba             Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
               uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the
               protection of interest and principal payments may be very
               moderate.
--------------------------------------------------------------------------------
B              Debt rated B has a greater vulnerability to default, but
               currently has the capacity to meet financial commitments.
               Assurance of interest and principal payments or of
               maintenance of other terms of the contract over any long
               period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa            Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
               business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
               Such issues may be in default or there may be present
               elements of danger with respect to principal or interest. The
               Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca             Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C              This is the lowest rating assigned by Moody's, and debt rated
               C can be regarded as having extremely poor prospects of
               attaining investment standing.
--------------------------------------------------------------------------------

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
AAA            Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA             Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A              Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in
               circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
               circumstances and in economic conditions are more likely
               to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB             Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
               Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------

------

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
B                     Debt rated in this category has significant credit
                      risk, but a limited margin of safety remains. Financial
                      commitments currently are being met, but capacity
                      for continued debt service payments is contingent
                      upon a sustained, favorable business and economic
                      environment.
--------------------------------------------------------------------------------
CCC, CC, C            Debt rated in these categories has a real possibility for
                      default. Capacity for meeting financial commitments
                      depends solely upon sustained, favorable business or
                      economic developments. A CC rating indicates that
                      default of some kind appears probable; a C rating
                      signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D            The ratings of obligations in these categories are based
                      on their prospects for achieving partial or full recovery
                      in a reorganization or liquidation of the obligor. While
                      expected recovery values are highly speculative and
                      cannot be estimated with any precision, the following
                      serve as general guidelines. DDD obligations have the
                      highest potential for recovery, around 90%-100% of
                      outstanding amounts and accrued interest. DD indicates
                      potential recoveries in the range of 50%-90% and D
                      the lowest recovery potential, i.e., below 50%.
--------------------------------------------------------------------------------
                      Entities rated in these categories have defaulted
                      on some or all of their obligations. Entities rated
                      DDD have the highest prospect for resumption of
                      performance or continued operation with or without a
                      formal reorganization process. Entities rated DD and
                      D are generally undergoing a formal reorganization or
                      liquidation process; those rated DD are likely to satisfy
                      a higher portion of their outstanding obligations, while
                      entities rated D have a poor prospect of repaying all
                      obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1          Prime-1           This indicates that the degree of safety
             (P-1)             regarding timely payment is strong. Standard
                               & Poor's rates those issues determined
                               to possess extremely strong safety
                               characteristics as A-1+.
--------------------------------------------------------------------------------
A-2          Prime-2           Capacity for timely payment on commercial
             (P-2)             paper is satisfactory, but the relative
                               degree of safety is not as high as for
                               issues designated A-1. Earnings trends
                               and coverage ratios, while sound, will be
                               more subject to variation. Capitalization
                               characteristics, while still appropriate, may be
                               more affected by external conditions. Ample
                               alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3          Prime-3           Satisfactory capacity for timely repayment.
             (P-3)             Issues that carry this rating are somewhat
                               more vulnerable to the adverse changes in
                               circumstances than obligations carrying the
                               higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P           MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
SP-1          MIG-1;            Notes are of the highest quality enjoying
              VMIG-1            strong protection from established cash
                                flows of funds for their servicing or from
                                established and broad-based access to the
                                market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2          MIG-2;            Notes are of high quality with ample margins
              VMIG-2            of protection, although not so large as in the
                                preceding group.
--------------------------------------------------------------------------------
SP-3          MIG-3;            Notes are of favorable quality with all
              VMIG-3            security elements accounted for, but lacking
                                the undeniable strength of the preceding
                                grades. Market access for refinancing,
                                in particular, is less likely to be well-
                                established.
--------------------------------------------------------------------------------
SP-4          MIG-4;            Notes are of adequate quality, carrying
              VMIG-4            specific risk but having protection and not
                                distinctly or predominantly speculative.
--------------------------------------------------------------------------------

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan

*  a bank

*  a broker-dealer

*  an insurance company

*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         * EDGAR database at sec.gov
                        * By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-56899 0709

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed  electronically as Exhibit 1a to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-64872, and incorporated herein by reference).

          (3) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (4) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc.,  dated  September  9,  1996  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (5) Articles of Amendment of  Twentieth  Century  Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1c  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (6) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (7) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,   dated  April  30,  1997   (filed   electronically   as  Exhibit  b1e  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

          (8)  Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 15, 1997 (filed  electronically as
Exhibit b1f to Post-Effective  Amendment No. 8 to the Registration  Statement of
the Registrant on May 21, 1997, File No. 33-64872,  and  incorporated  herein by reference).

          (9) Articles of Merger merging RREEF  Securities  Fund,  Inc. with and into  American  Century  Capital  Portfolios,  Inc.,  dated June 13, 1997 (filed electronically  as  Exhibit  a8  to  Post-Effective  Amendment  No.  15  to  the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and
incorporated herein by reference).

          (10) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  18,  1997  (filed   electronically  as  Exhibit  b1g  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (11) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 1, 1998 (filed  electronically as Exhibit b1h to Post-Effective
Amendment  No. 11 to the  Registration  Statement of the  Registrant on June 26,
1998, File No. 33-64872, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  29,  1999  (filed   electronically   as  Exhibit  b1i  to
Post-Effective  Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a12  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (14)  Certificate of Correction to Articles  Supplementary of American
Century Capital  Portfolios,  Inc., dated May 12, 1999 (filed  electronically as
Exhibit a15 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (15) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 2, 1999 (filed  electronically as Exhibit a13 to Post-Effective
Amendment  No. 16 to the  Registration  Statement of the  Registrant on July 29,
1999, File No. 33-64872, and incorporated herein by reference).

          (16) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 8, 2000 (filed  electronically as Exhibit a14 to Post-Effective
Amendment  No. 17 to the  Registration  Statement of the  Registrant on July 28,
2000, File No. 33-64872, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a17 to Post-Effective
Amendment  No. 21 to the  Registration  Statement of the  Registrant on July 30,
2001, File No. 33-64872, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  August  23,  2001  (filed   electronically   as  Exhibit  a18  to
Post-Effective  Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (22) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Capital Portfolios,  Inc., dated June 17, 2002 (filed  electronically as
Exhibit a22 to Post-Effective  Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (26) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated   August  6,  2003  (filed   electronically   as  Exhibit  a26  to
Post-Effective  Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  November  5,  2003  (filed   electronically   as  Exhibit  a27  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  12,  2004  (filed   electronically   as  Exhibit  a28  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective
Amendment  No. 31 to the  Registration  Statement of the  Registrant  on May 26,
2004, File No. 33-64872, and incorporated herein by reference).

          (30) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 7, 2004 (filed  electronically as Exhibit a30 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (31) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (32) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated November 17, 2004, are included herein.

          (33) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 22, 2005 (filed electronically as Exhibit a32 to Post-Effective
Amendment  No. 34 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 33-64872, and incorporated herein by reference).

          (34) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December 13, 2005 (filed  electronically  as Exhibit  1(gg) to the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 33-64872, and incorporated herein by reference).

          (35) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  March  15,  2006   (filed   electronically   as  Exhibit  a34  to
Post-Effective  Amendment No. 37 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

          (36) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 9, 2007 (filed electronically as Exhibit a35 to Post-Effective
Amendment  No. 39 to the  Registration  Statement of the  Registrant  on May 15,
2007, File No. 33-64872, and incorporated herein by reference).

          (37) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 23, 2007 (filed electronically as Exhibit a36 to Post-Effective
Amendment  No. 40 to the  Registration  Statement of the  Registrant on July 27,
2007, File No. 33-64872, and incorporated herein by reference).

          (38)  Certificate of Correction of Articles  Supplementary of American
Century Capital Portfolios, Inc., dated August 13, 2007, is included herein.

          (39)  Certificate of Correction of Articles  Supplementary of American
Century Capital Portfolios, Inc., dated August 13, 2007, is included herein.

          (40)  Articles of Amendment of American  Century  Capital  Portfolios,
Inc., dated August 29, 2007, are included herein.

          (41) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated September 10, 2007, are included herein.

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on May 16, 2005, File No. 33-64872, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh  and Article  Eighth of  Registrant's
Articles of Incorporation, appearing as Exhibit a1 herein, and Sections 3, 4, 5,
6, 7, 8, 9, 10, 11,  22,  25,  30,  31,  32,  33, 39, 40 and 51 of  Registrant's
Amended and Restated By-Laws, incorporated herein by reference.

     (d)  (1)  Subadvisory  Agreement by and between  American  Century  Capital
Portfolios,  Inc., American Century Investment Management,  Inc. and J.P. Morgan
Investment  Management,  Inc.,  dated January 1, 2000 (filed  electronically  as
Exhibit d2 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the  Registrant,  File No.  33-64872,  filed on July 28, 2000, and  incorporated herein by reference).

          (2) Amendment to Subadvisory Agreement by and between American Century
Capital Portfolios,  Inc., American Century Investment Management, Inc. and J.P.
Morgan Investment Management,  Inc., dated January 1, 2007 (filed electronically as Exhibit d4 to Post-Effective  Amendment No. 39 to the Registration  Statement
of the Registrant,  File No.  33-64872,  filed on May 15, 2007, and incorporated herein by reference).

          (3)  Investment   Subadvisory   Agreement   between  American  Century
Investment Management,  Inc. and Northern Trust Investments,  N.A., dated August
1, 2007, is included herein.

          (4) Management  Agreement between American Century Capital Portfolios,
Inc. and American Century Investment Management,  Inc., dated August 1, 2007, is included herein.

     (e)  (1) Amended  and  Restated  Distribution  Agreement  between  American
Century Capital Portfolios, Inc. and American Century Investment Services, Inc.,
dated September 4, 2007, is included herein.

          (2) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Post-Effective  Amendment No. 25 to the Registration Statement of American
Century  International  Bond Funds on April 30,  2007,  File No.  333-43321  and
incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7)  Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006  (filed  electronically  as Exhibit g6 to
Post-Effective  Amendment No. 37 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

          (8) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g7 to Post-Effective  Amendment No. 37
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
33-64872, and incorporated herein by reference).

          (9) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co., dated July 26,
2007 (filed  electronically as Exhibit g9 to Post-Effective  Amendment No. 40 to
the  Registration  Statement  of the  Registrant  on July  27,  2007,  File  No.
33-64872, and incorporated herein by reference).

     (h)  (1) Amended and Restated  Transfer Agency  Agreement  between American
Century  Capital  Portfolios,  Inc. and American  Century  Services,  LLC, dated
August 1, 2007 (filed  electronically as Exhibit h1 to Post-Effective  Amendment
No. 40 to the  Registration  Statement of the Registrant on July 27, 2007,  File
No. 33-64872, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target  Maturities  Trust, on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  13,  2006  (filed electronically  as  Exhibit  h16  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  28,  2006,  File No.  2-82734,  and  incorporated  herein by reference).

          (4)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i)  Opinion   and   Consent  of  Counsel,   dated  July  27,  2007  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  40  to  the
Registration  Statement of the Registrant on July 27, 2007,  File No.  33-64872,
and incorporated herein by reference).

     (j)  Consent  of  Deloitte  & Touche  LLP,  independent  registered  public accounting  firm,  dated July 23,  2007  (filed  electronically  as Exhibit j to
Post-Effective  Amendment No. 40 to the Registration Statement of the Registrant
on July 27, 2007, File No. 33-64872, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1)  Amended  and  Restated   Master   Distribution   and   Individual
Shareholder   Services  Plan  (Advisor   Class)  of  American   Century  Capital
Portfolios, Inc., dated September 4, 2007, is included herein.

          (2)  Amended  and  Restated   Master   Distribution   and   Individual
Shareholder  Services  Plan (C Class) of American  Century  Capital  Portfolios,
Inc., dated August 1, 2007 (filed electronically as Exhibit m2 to Post-Effective
Amendment  No. 40 to the  Registration  Statement of the  Registrant on July 27,
2007, File No. 33-64872, and incorporated herein by reference).

          (3)  Amended  and  Restated   Master   Distribution   and   Individual
Shareholder  Services  Plan (A Class) of American  Century  Capital  Portfolios,
Inc., dated September 4, 2007, is included herein.

          (4)  Amended  and  Restated   Master   Distribution   and   Individual
Shareholder  Services  Plan (B Class) of American  Century  Capital  Portfolios,
Inc., dated August 1, 2007 (filed electronically as Exhibit m4 to Post-Effective
Amendment  No. 40 to the  Registration  Statement of the  Registrant on July 27,
2007, File No. 33-64872, and incorporated herein by reference).

          (5)  Amended  and  Restated   Master   Distribution   and   Individual
Shareholder  Services  Plan (R Class) of American  Century  Capital  Portfolios,
Inc., dated August 1, 2007 (filed electronically as Exhibit m5 to Post-Effective
Amendment  No. 40 to the  Registration  Statement of the  Registrant on July 27,
2007, File No. 33-64872, and incorporated herein by reference).

     (n) Amended and Restated  Multiple Class Plan of American  Century  Capital
Portfolios, Inc., dated September 4, 2007, is included herein.

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed
electronically   as  Exhibit  p2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (3) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration  Statement of the Registrant on April 20, 2001, File No.  33-64872,
and incorporated herein by reference).

          (4)  Northern   Trust   Investments,   N.A.   Code  of  Ethics  (filed
electronically  as  Exhibit  p4  to  Post-Effective  Amendment  No.  40  to  the
Registration  Statement of the Registrant on July 27, 2007,  File No.  33-64872,
and incorporated herein by reference).

     (q)  (1) Power of Attorney, dated August 24, 2007, is included herein.

          (2) Secretary's Certificate, dated August 24, 2007, is included herein.

Item 24.  Persons Controlled by or Under Common Control with Fund

     The persons who serve as the  directors of the  Registrant  also serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer of ACIM and ACGIM).  Served as President  and Chief  Executive
          Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

The  subadvisor  for Real  Estate  is J.P.  Morgan  Investment  Management  Inc.
(JPMIM).  Additional  information  about the business and other  connections  of
JPMIM is available in Part I of JPMIM's Form ADV and the schedules  thereto (SEC file number 801-21011).

The  subadvisor  for Equity Index is Northern  Trust  Investments,  N.A.  (NTI).
Additional  information  about  the  business  and other  connections  of NTI is available in Part I of NTI's Form ADV and the schedules thereto (SEC file number
801-33358).

Item 27.  Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices           Positions and Offices
Business Address*         with Underwriter                with Registrant
---------------------------------------------------------------------------------
James E. Stowers, Jr.     Director                          Director and
                                                            Vice Chairman

Jonathan S. Thomas        Director                          President and
                                                            Director

Brian Jeter               President and Chief               none
                          Executive Officer

Jon W. Zindel             Senior Vice President             Tax Officer
                          and Chief Accounting Officer

David K. Anderson         Chief Financial Officer           none

Donna Byers               Senior Vice President             none

Mark Killen               Senior Vice President             none

David Larrabee            Senior Vice President             none

Barry Mayhew              Senior Vice President             none

David C. Tucker           Senior Vice President             none

Joseph S. Reece           Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American  Century  Services,  LLC, 4500 Main Street,  Kansas City, MO 64111;  JP
Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; Commerce Bank, N.A.,
1000 Walnut,  Kansas City, MO 64105; and Goldman,  Sachs & Co., 85 Broad Street,
New  York,  NY 10004.  Certain  records  relating  to the  day-to-day  portfolio management of Equity Index are kept in the offices of the  subadvisor,  Northern
Trust Investments,  N.A., 50 LaSalle Street,  Chicago, IL 60603. Certain records relating to the day-to-day  portfolio  management of Real Estate are kept in the offices of the subadvisor,  J.P. Morgan  Investment  Management,  Inc., 245 Park
Avenue, New York, NY 10167.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements  for  effectiveness of this  Registration  Statement  amendment pursuant  to Rule  485(b)  promulgated  under  the  Securities  Act of 1933,  as amended,  and has duly caused this  amendment  to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City, State of Missouri on
the 26th day of September, 2007.

                               AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                               (Registrant)

                               By: *
                                   --------------------------------------------
                                   Jonathan S. Thomas
                                   President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                   DATE
---------                   -----                                   ----

*                          President and Director            September 26, 2007
----------------------
Jonathan S. Thomas

*                          Vice President, Treasurer and     September 26, 2007
----------------------     Chief Financial Officer
Robert J. Leach

*                          Vice Chairman of the Board        September 26, 2007
----------------------     and Director
James E. Stowers, Jr.

*                          Director                          September 26, 2007
----------------------
Thomas A. Brown

*                          Director                          September 26, 2007
----------------------
Andrea C. Hall, Ph.D.

*                          Director                          September 26, 2007
----------------------
James A. Olson

*                          Chairman of the Board             September 26, 2007
----------------------     and Director
Donald H. Pratt

*                          Director                          September 26, 2007
----------------------
Gale E. Sayers

*                          Director                          September 26, 2007
----------------------
M. Jeannine Strandjord

*                          Director                          September 26, 2007
----------------------
Timothy S. Webster

*By: /s/ Ryan L. Blaine
     -----------------------------------------
     Ryan L. Blaine
     Attorney-in-Fact (pursuant to a Power of
     Attorney dated August 24, 2007)

                                  EXHIBIT INDEX

EXHIBIT              DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(32)     Articles   Supplementary   of   American   Century   Capital
                    Portfolios, Inc., dated November 17, 2004

EXHIBIT (a)(38)     Certificate  of  Correction  of  Articles  Supplementary  of
                    American Century Capital Portfolios,  Inc., dated August 13,
                    2007.

EXHIBIT (a)(39)     Certificate  of  Correction  of  Articles  Supplementary  of
                    American Century Capital Portfolios,  Inc., dated August 13,
                    2007.

EXHIBIT (a)(40)     Articles   of   Amendment   of  American   Century   Capital
                    Portfolios, Inc., dated August 29, 2007.

EXHIBIT (a)(41)     Articles   Supplementary   of   American   Century   Capital
                    Portfolios, Inc., dated September 10, 2007.

EXHIBIT (d)(3)      Investment  Subadvisory  Agreement  between American Century
                    Investment Management,  Inc. and Northern Trust Investments,
                    N.A., dated August 1, 2007.

EXHIBIT (d)(4)      Management   Agreement   between  American  Century  Capital
                    Portfolios, Inc. and American Century Investment Management,
                    Inc., dated August 1, 2007.

EXHIBIT (e)(1)      Amended and Restated Distribution Agreement between American
                    Century  Capital  Portfolios,   Inc.  and  American  Century
                    Investment Services, Inc., dated September 4, 2007.

EXHIBIT (m)(1)      Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder   Services  Plan  (Advisor  Class)  of  American
                    Century Capital Portfolios, Inc., dated September 4, 2007.

EXHIBIT (m)(3)      Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder  Services  Plan (A  Class) of  American  Century
                    Capital Portfolios., dated September 4, 2007.

EXHIBIT (n)         Amended and Restated Multiple Class Plan of American Century
                    Capital Portfolios, Inc., dated September 4, 2007.

EXHIBIT (q)(1)      Power of Attorney, dated August 24, 2007.

EXHIBIT (q)(2)      Secretary's Certificate, dated August 24, 2007.